Summary of weighted-average remaining lease term and discount rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted-average remaining lease term operating leases	1 year 8 months 15 days	2 years 8 months 15 days
Weighted-average discount rate operating leases	4.99%	4.66%